Income Tax Provision (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Provision [Abstract]
Schedule of Components of Pretax Loss and Income Tax (Benefit) Expense	The components of pretax loss and income tax (benefit) expense are as follows (in thousands):
	Year ended March 31, 2023	Year ended March 31, 2022
Loss before income taxes:
Domestic	$(6,749)	$(3,604)
Foreign	-	-
Total loss before income taxes	$(6,749)	$(3,604)
The provision (benefit) for income taxes consisted of the following:
Current
U.S. Federal	$-	$-
State	-	-
Foreign	-	-
Total Current	-	-

Deferred:
U.S. Federal	338	(873)
State	(1,423)	(6)
Foreign	-	-
Valuation allowance	1,085	879
Total Deferred	-	-
Total (benefit) provision for income taxes	$-	$-

Schedule of Income Taxes Expected at U.S. Statutory Income Tax Rates and the Income Tax	The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as follows (in thousands):
	Year ended March 31, 2023	Year ended March 31, 2022

Income taxes computed at Federal statutory rate	21.00%	21.00%
State income taxes	1.46%	0.14%
Nondeductible expenses	-13.46%	3.25%
Change in valuation allowance	-26.10%	-24.39%
Stock compensation	-4.61%	-%
Net operating loss	15.93%	-%
Other	5.78%	-%
Effective tax rate	$-%	$-%

Schedule of Deferred Income Tax Assets and (Liabilities)	Significant components of the Company’s deferred income tax assets and (liabilities) are as follows as of (in thousands):
	Year Ended March 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$3,261	$2,664
Reserves and allowances	52	23
Stock based compensation	193	291
Accrued liabilities	110	63
Other	(149)	(445)
Net deferred tax assets	3,467	2,597
Valuation allowance	(3,467)	(2,597)
Net deferred tax asset	$-	$-